Basis of preparation - Statement of Financial Position arising from application of IFRS 16 (Details) - EUR (€) € in Millions	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property, plant and equipment	€ 419.3		€ 348.8
Current loans and borrowings	(26.2)		(21.4)
Non-current loans and borrowings	(1,836.0)		(1,742.9)
Current provisions	(39.1)		(44.3)
Non-current provisions	(5.9)		(69.4)
Trade and other payables	0.0		(1.3)
Accumulated deficit reserve	€ 91.5		167.9
Opening balance as reported
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property, plant and equipment			348.8
Current loans and borrowings			(21.4)
Non-current loans and borrowings			(1,742.9)
Current provisions			(44.3)
Non-current provisions			(69.4)
Trade and other payables			0.0
Accumulated deficit reserve			€ 167.9
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property, plant and equipment		€ 432.7
Current loans and borrowings		(41.8)
Non-current loans and borrowings		(1,843.3)
Current provisions		(40.7)
Non-current provisions		(6.1)
Trade and other payables		1.3
Accumulated deficit reserve		136.6
IFRS 16 | Transition adjustments
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property, plant and equipment		83.9
Current loans and borrowings		(20.4)
Non-current loans and borrowings		(100.4)
Current provisions		3.6
Non-current provisions		63.3
Trade and other payables		1.3
Accumulated deficit reserve		€ (31.3)